Other Current Assets (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Current Assets By Type [Line Items]
Inventory probes and arrays		$ 233,767	$ 203,507
Prepaid expenses		255,511	65,762
Other current assets	$ 598,631	$ 489,278	$ 269,269